Stockholders' Equity (Deficit) - Options by Exercise Price (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Options Outstanding
Options Outstanding (in shares) | shares	92,509
Weighted Average Remaining Contractual Life	8 years 1 month 6 days
Options Vested
Number Exercisable (in shares) | shares	40,541
Weighted Average Exercise Price (in dollars per share)	$ 294.47
Exercise Price - 142.00
Stock options
Exercise price (in dollars per share)	$ 142.00
Options Outstanding
Options Outstanding (in shares) | shares	688
Weighted Average Remaining Contractual Life	9 years 10 months 2 days
Weighted Average Exercise Price (in dollars per share)	$ 142.00
Options Vested
Weighted Average Exercise Price (in dollars per share)	142.00
Exercise Price - 147.20
Stock options
Exercise price (in dollars per share)	$ 147.20
Options Outstanding
Options Outstanding (in shares) | shares	828
Weighted Average Remaining Contractual Life	9 years 9 months 26 days
Weighted Average Exercise Price (in dollars per share)	$ 147.20
Options Vested
Weighted Average Exercise Price (in dollars per share)	147.20
Exercise Price - 162.00
Stock options
Exercise price (in dollars per share)	$ 162.00
Options Outstanding
Options Outstanding (in shares) | shares	105
Weighted Average Remaining Contractual Life	2 years 5 months 9 days
Weighted Average Exercise Price (in dollars per share)	$ 162.00
Options Vested
Number Exercisable (in shares) | shares	105
Weighted Average Exercise Price (in dollars per share)	$ 162.00
Exercise Price - 180.00
Stock options
Exercise price (in dollars per share)	$ 180.00
Options Outstanding
Options Outstanding (in shares) | shares	41,453
Weighted Average Remaining Contractual Life	8 years 4 days
Weighted Average Exercise Price (in dollars per share)	$ 180.00
Options Vested
Number Exercisable (in shares) | shares	20,727
Weighted Average Exercise Price (in dollars per share)	$ 180.00
Exercise Price - 198.00
Stock options
Exercise price (in dollars per share)	$ 198.00
Options Outstanding
Options Outstanding (in shares) | shares	21,564
Weighted Average Remaining Contractual Life	7 years 10 months 13 days
Weighted Average Exercise Price (in dollars per share)	$ 198.00
Options Vested
Number Exercisable (in shares) | shares	11,086
Weighted Average Exercise Price (in dollars per share)	$ 198.00
Exercise Price - 204.80
Stock options
Exercise price (in dollars per share)	$ 204.80
Options Outstanding
Options Outstanding (in shares) | shares	739
Weighted Average Remaining Contractual Life	9 years 6 months 26 days
Weighted Average Exercise Price (in dollars per share)	$ 204.80
Options Vested
Weighted Average Exercise Price (in dollars per share)	204.80
Exercise Price - 250.40
Stock options
Exercise price (in dollars per share)	$ 250.40
Options Outstanding
Options Outstanding (in shares) | shares	37
Weighted Average Remaining Contractual Life	5 years 22 days
Weighted Average Exercise Price (in dollars per share)	$ 250.40
Options Vested
Number Exercisable (in shares) | shares	37
Weighted Average Exercise Price (in dollars per share)	$ 250.40
Exercise Price - 436.40
Stock options
Exercise price (in dollars per share)	$ 436.40
Options Outstanding
Options Outstanding (in shares) | shares	630
Weighted Average Remaining Contractual Life	8 years 2 months 5 days
Weighted Average Exercise Price (in dollars per share)	$ 436.40
Options Vested
Number Exercisable (in shares) | shares	289
Weighted Average Exercise Price (in dollars per share)	$ 436.40
Exercise Price - 439.20
Stock options
Exercise price (in dollars per share)	$ 439.20
Options Outstanding
Options Outstanding (in shares) | shares	100
Weighted Average Remaining Contractual Life	8 years 3 months 29 days
Weighted Average Exercise Price (in dollars per share)	$ 439.20
Options Vested
Number Exercisable (in shares) | shares	41
Weighted Average Exercise Price (in dollars per share)	$ 439.20
Exercise Price - 440.40
Stock options
Exercise price (in dollars per share)	$ 440.40
Options Outstanding
Options Outstanding (in shares) | shares	234
Weighted Average Remaining Contractual Life	9 years 5 months 9 days
Weighted Average Exercise Price (in dollars per share)	$ 440.40
Options Vested
Weighted Average Exercise Price (in dollars per share)	440.40
Exercise Price - 495.20
Stock options
Exercise price (in dollars per share)	$ 495.20
Options Outstanding
Options Outstanding (in shares) | shares	1,598
Weighted Average Remaining Contractual Life	9 years 3 months 29 days
Weighted Average Exercise Price (in dollars per share)	$ 495.20
Options Vested
Weighted Average Exercise Price (in dollars per share)	495.20
Exercise Price - 504.00
Stock options
Exercise price (in dollars per share)	$ 504.00
Options Outstanding
Options Outstanding (in shares) | shares	1,649
Weighted Average Remaining Contractual Life	4 years 6 months 15 days
Weighted Average Exercise Price (in dollars per share)	$ 504.00
Options Vested
Number Exercisable (in shares) | shares	1,649
Weighted Average Exercise Price (in dollars per share)	$ 504.00
Exercise Price - 518.40
Stock options
Exercise price (in dollars per share)	$ 518.40
Options Outstanding
Options Outstanding (in shares) | shares	2,999
Weighted Average Remaining Contractual Life	9 years 2 months 9 days
Weighted Average Exercise Price (in dollars per share)	$ 518.40
Options Vested
Weighted Average Exercise Price (in dollars per share)	518.40
Exercise Price - 519.60
Stock options
Exercise price (in dollars per share)	$ 519.60
Options Outstanding
Options Outstanding (in shares) | shares	7,339
Weighted Average Remaining Contractual Life	9 years 2 months 5 days
Weighted Average Exercise Price (in dollars per share)	$ 519.60
Options Vested
Number Exercisable (in shares) | shares	178
Weighted Average Exercise Price (in dollars per share)	$ 519.60
Exercise Price - 594.00
Stock options
Exercise price (in dollars per share)	$ 594.00
Options Outstanding
Options Outstanding (in shares) | shares	994
Weighted Average Remaining Contractual Life	5 years 18 days
Weighted Average Exercise Price (in dollars per share)	$ 594.00
Options Vested
Number Exercisable (in shares) | shares	994
Weighted Average Exercise Price (in dollars per share)	$ 594.00
Exercise Price - 608.40
Stock options
Exercise price (in dollars per share)	$ 608.40
Options Outstanding
Options Outstanding (in shares) | shares	1,325
Weighted Average Remaining Contractual Life	8 years 6 months 29 days
Weighted Average Exercise Price (in dollars per share)	$ 608.40
Options Vested
Number Exercisable (in shares) | shares	493
Weighted Average Exercise Price (in dollars per share)	$ 608.40
Exercise Price - 708.80
Stock options
Exercise price (in dollars per share)	$ 708.80
Options Outstanding
Options Outstanding (in shares) | shares	50
Weighted Average Remaining Contractual Life	8 years 9 months 29 days
Weighted Average Exercise Price (in dollars per share)	$ 708.80
Options Vested
Number Exercisable (in shares) | shares	14
Weighted Average Exercise Price (in dollars per share)	$ 708.80
Exercise Price - 784.40
Stock options
Exercise price (in dollars per share)	$ 784.40
Options Outstanding
Options Outstanding (in shares) | shares	6,965
Weighted Average Remaining Contractual Life	8 years 11 months 23 days
Weighted Average Exercise Price (in dollars per share)	$ 784.40
Options Vested
Number Exercisable (in shares) | shares	1,964
Weighted Average Exercise Price (in dollars per share)	$ 784.40
Exercise Price - 810.00
Stock options
Exercise price (in dollars per share)	$ 810.00
Options Outstanding
Options Outstanding (in shares) | shares	2,312
Weighted Average Remaining Contractual Life	6 years 6 months 11 days
Weighted Average Exercise Price (in dollars per share)	$ 810.00
Options Vested
Number Exercisable (in shares) | shares	2,080
Weighted Average Exercise Price (in dollars per share)	$ 810.00
Exercise Price - 882.00
Stock options
Exercise price (in dollars per share)	$ 882.00
Options Outstanding
Options Outstanding (in shares) | shares	178
Weighted Average Remaining Contractual Life	5 years 9 months
Weighted Average Exercise Price (in dollars per share)	$ 882.00
Options Vested
Number Exercisable (in shares) | shares	178
Weighted Average Exercise Price (in dollars per share)	$ 882.00
Exercise Price - 900.00
Stock options
Exercise price (in dollars per share)	$ 900.00
Options Outstanding
Options Outstanding (in shares) | shares	722
Weighted Average Remaining Contractual Life	5 years 6 months 26 days
Weighted Average Exercise Price (in dollars per share)	$ 900.00
Options Vested
Number Exercisable (in shares) | shares	706
Weighted Average Exercise Price (in dollars per share)	$ 900.00